OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral	Assets pledged

(in thousands of $)	2013	2012
Book value of vessels and equipment secured against long-term loans and capital leases	1,409,284	1,192,779